Schedule of Investments (unaudited)	iShares® Agency Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 3.0%
Private Export Funding Corp.
Series KK, 3.55%, 01/15/24	$6,625	$6,535,761
Series PP, 1.40%, 07/15/28	13,100	11,251,197
		17,786,958
Total Corporate Bonds & Notes — 3.0%
(Cost: $19,831,269)		17,786,958

Foreign Government Obligations(a)

Israel — 10.4%
Israel Government AID Bond
5.13%, 11/01/24	1,110	1,120,301
5.50%, 09/18/23	20,953	21,073,270
5.50%, 12/04/23	39,636	39,887,292
5.50%, 04/26/24	550	555,473
5.50%, 09/18/33	368	401,341
		63,037,677
Total Foreign Government Obligations — 10.4%
(Cost: $65,547,145)		63,037,677

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 82.2%
Federal Farm Credit Banks Funding Corp.
0.13%, 03/09/23	65	64,234
0.32%, 08/10/23 (Call 12/07/22)	11,798	11,435,919
1.10%, 03/03/27 (Call 12/07/22)	6,000	5,246,520
1.13%, 01/06/25	10,350	9,660,586
1.15%, 08/12/30 (Call 12/07/22)	15,100	11,899,253
2.47%, 07/18/35	1,000	777,430
Federal Home Loan Banks
0.63%, 11/27/24 (Call 12/28/22)	3,855	3,565,027
0.90%, 02/26/27 (Call 02/26/23)	1,160	1,006,300
0.96%, 03/05/26 (Call 01/05/23)	45,000	40,360,500
1.00%, 07/27/26 (Call 12/27/22)	15,000	13,268,700
1.10%, 11/15/24 (Call 12/15/22)	7,900	7,378,600
1.10%, 08/20/26 (Call 12/20/22)	10,000	8,880,500
1.20%, 12/23/24 (Call 12/23/22)	40,985	38,152,117
1.61%, 09/04/24	71,400	67,611,350
1.88%, 03/14/24	15,000	14,449,800
2.13%, 06/09/23	15	14,792
2.13%, 09/14/29	40	35,460
2.13%, 12/14/29	10,000	8,757,100
2.32%, 03/28/25 (Call 12/28/22)	15,000	14,229,900
2.38%, 03/14/25	9,900	9,453,213
2.75%, 06/28/24	11,255	10,945,037
3.13%, 06/13/25	21,305	20,679,272
4.44%, 05/26/32 (Call 05/26/23)	200	190,642
5.38%, 08/15/24	500	505,425
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(b)	46,814	41,108,778
0.00%, 12/14/29(b)	4,600	3,452,208
0.75%, 05/28/25	7,500	6,832,425
6.75%, 03/15/31	10,500	12,458,670
Series 1, 0.00%, 11/15/38(b)	9,223	4,446,501
Federal National Mortgage Association 0.30%, 08/03/23 (Call 02/03/23)	99	96,016
Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations (continued)
0.50%, 06/17/25	$18	$16,406
0.88%, 12/18/26 (Call 12/18/22)	22,962	20,069,477
2.88%, 09/12/23	9	8,865
6.63%, 11/15/30	26,965	31,732,682
7.25%, 05/15/30	2,286	2,758,905
Federal National Mortgage Association Principal STRIPS, 0.00%, 01/15/30(b)	910	679,533
Resolution Funding Corp. Interest STRIPS, 0.00%, 01/15/30(b)	100	72,628
Resolution Funding Corp. Principal STRIPS, 0.00%, 01/15/30(b)	5,000	3,704,350
Tennessee Valley Authority
1.50%, 09/15/31	50	39,867
2.88%, 09/15/24	4,510	4,373,708
4.25%, 09/15/65	885	787,269
4.88%, 01/15/48	83	83,356
5.25%, 09/15/39	15,825	16,804,409
5.50%, 06/15/38	482	534,649
5.88%, 04/01/36	5,916	6,639,468
7.13%, 05/01/30	47	55,760
Series E, 6.75%, 11/01/25	39,355	42,026,417
		497,350,024
U.S. Government Obligations — 3.7%
Federal Farm Credit Banks Funding Corp.
3.11%, 08/05/48	1,000	706,680
3.33%, 07/12/32	2,000	1,829,940
4.88%, 10/27/32	2,500	2,594,875
U.S. Treasury Note/Bond
2.75%, 07/31/27	4,000	3,812,188
3.00%, 08/15/52	3,516	3,012,773
3.13%, 08/31/27	6,864	6,656,471
4.25%, 09/30/24	3,500	3,489,609
		22,102,536

Total U.S. Government & Agency Obligations — 85.9%
(Cost: $555,092,056)		519,452,560
Total Long-Term Investments — 99.3%
(Cost: $640,470,470)		600,277,195

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	740	740,000

Total Short-Term Securities — 0.1%
(Cost: $740,000)		740,000

Total Investments — 99.4%
(Cost: $641,210,470)		601,017,195
Other Assets Less Liabilities — 0.6%		3,772,853

Net Assets — 100.0%		$604,790,048

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Agency Bond ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$12,750,000	$—	$(12,010,000	)(a)	$—	$—	$740,000	740	$45,568	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$17,786,958	$—	$17,786,958
Foreign Government Obligations	—	63,037,677	—	63,037,677
U.S. Government & Agency Obligations	—	519,452,560	—	519,452,560
Money Market Funds	740,000	—	—	740,000
	$740,000	$600,277,195	$—	$601,017,195

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities